Stock-Based Compensation - Other Liability-Classified Awards (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 02, 2020
Stock Based Compensation
Stock-based compensation expense	$ 2,857	$ 1,059	$ 6,332	$ 2,848	$ 2,524
Liability-Classified Awards
Stock Based Compensation
Stock-based compensation expense	$ 300
ShoCard, Inc
Stock Based Compensation
Contingent compensation payable on the first anniversary of acquisition						$ 3,100
Contingent compensation payable on the second anniversary of acquisition						$ 2,300